MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
                              Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS February 28, 1999

DEAR SHAREHOLDER:

The six-month period ended February 28, 1999, was a difficult one for the high-yield bond market, primarily because of a dramatic "flight to quality" in the second half of 1998. In response to concerns about sharply declining overseas markets and the potential for a worldwide economic slowdown, investors sought the relative safety of U.S. government securities over riskier investments such as equities and high-yield bonds. While equities rebounded during the fourth quarter, at the end of the period the high-yield market still remained near its recent lows as investors continued to be very risk averse, apparently awaiting further evidence of continued economic growth in 1999.

HIGH-YIELD MARKET OVERVIEW

During the latter half of 1998, serious concerns began to emerge over the rapidly escalating foreign market crisis, raising questions about the extent of the impact on the U.S. economy and corporate earnings. This trend resulted in a sharp correction in the high-yield bond market during the second half, causing high-yield bond prices to decline as much as 15 percent in many cases and driving up yields from their first-half range of 9 percent to the 12 percent area. The high-yield market itself witnessed a flight to quality as well, with the middle tier of the market (B-rated issues) significantly underperforming the upper tier (BB-rated issues), again attributable to investors' severe risk aversion. As a result, high-yield market yields began 1999 near their highest level in relation to Treasuries in nearly 10 years.

PERFORMANCE AND PORTFOLIO STRATEGY

During the six-month period ended February 28, 1999, Morgan Stanley Dean Witter High Yield Securities' Class A and D shares produced returns of 0.08 percent and 0.16 percent, respectively. The Fund underperformed the Lipper High Yield Bond Funds Index and the Credit Suisse First Boston High Yield Index, which returned 3.96 percent and 3.48 percent, respectively. For the same period, the Fund's Class B and C shares had

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

total returns of -0.20 percent and -0.25 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

During 1998, the Fund maintained a substantial position in the more defensive, higher-quality end of the fixed-income market, which held up well during the extremely volatile environment. Despite these defensive holdings, however, the Fund's more significant, long-term core position in the B-rated sector of the market was sharply affected by the market's second-half correction, as described above.

In an effort to minimize the risks of an economic slowdown, we continue to concentrate on sectors that have historically proven to be more predictable, recession resistant and growth oriented, such as cellular communications, foods and beverages, telecommunications, media and cable television. We believe that these industry groups are poised to perform well over the next year, despite slowing in many of the world's markets. In addition, we expect to see continued consolidation and merger activity within these industries, which should lead to improved credit quality for many of the industry participants. We continue to focus primarily on domestic companies, given the outlook for continued growth in the U.S. economy, and are avoiding the emerging foreign high-yield markets, because of the higher degree of uncertainty associated with many of these markets.

LOOKING AHEAD

Despite the high-yield market's recent weakness, we consider today's substantially higher, more attractive yields and significantly discounted bond prices an investment opportunity, especially in view of the still relatively low interest-rate environment. Given a soft landing in the economy, with growth continuing into 1999, we expect the high-yield market to follow the lead of the equity markets and rebound to more normal levels relative to U.S. Treasury securities. Should this scenario materialize and high-yield bond prices recover, the Fund stands to participate not only in today's exceptionally high income levels but could potentially provide a degree of capital appreciation as well. Although the B-rated segment of the market was not a good investment performer in 1998, we are confident that its attractive yield and appreciation potential remains intact for long-term high-yield investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter High Yield Securities Inc. and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited)

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (95.1%)
              Advertising (0.4%)
   $10,000    Interep National Radio Sales -144A* .............................   10.00%     07/01/08   $ 10,500,000
                                                                                                       --------------
              Aerospace (0.5%)
    12,500    Sabreliner Corp. -144A* .........................................   11.00      06/15/08     11,000,000
                                                                                                       --------------
              Alcoholic Beverages (0.0%)
     1,000    National Wine & Spirits -144A* ..................................   10.125     01/15/09      1,012,500
                                                                                                       --------------
              Beverages -Non-Alcoholic (2.4%)
    50,000    Pepsico, Inc. ...................................................   15.00      08/06/99     52,148,000
    10,000    Sparkling Spring Water (Canada) .................................   11.50      11/15/07      7,400,000
                                                                                                       --------------
                                                                                                          59,548,000
                                                                                                       --------------
              Books/Magazines (1.1%)
    14,950    American Media Operations, Inc. .................................   11.625     11/15/04     15,996,500
     7,500    Perry Judds .....................................................   10.625     12/15/07      7,800,000
     2,000    Phoenix Color Corp. -144A* ......................................   10.375     02/01/09      2,020,000
                                                                                                       --------------
                                                                                                          25,816,500
                                                                                                       --------------
              Broadcast/Media (1.0%)
    14,000    STC Broadcasting, Inc. ..........................................   11.00      03/15/07     14,630,000
    10,000    Tri-State Outdoor Media Group ...................................   11.00      05/15/08     10,300,000
                                                                                                       --------------
                                                                                                          24,930,000
                                                                                                       --------------
              Broadcasting (2.6%)
    15,000    Capstar Broadcasting Partners ...................................   12.75++    02/01/09     12,656,250
     6,000    Cumulus Media Inc. ..............................................   10.375     07/01/08      6,510,000
    20,500    Paxson Communications Corp. .....................................   11.625     10/01/02     20,807,500
    20,749    Spanish Broadcasting System, Inc. ...............................   12.50      06/15/02     23,394,497
                                                                                                       --------------
                                                                                                          63,368,247
                                                                                                       --------------
              Cable Television (2.1%)
    50,687    Australis Holdings Ltd. (Australia)(a) ..........................   15.00++    11/01/02      2,534,350
     4,404    Australis Media Ltd. -144A* (Australia) (a) .....................    0.00      11/01/00        976,017
     3,000    Classic Cable Inc. -144A* .......................................   9.875      08/01/08      3,210,000
     7,000    Diva Systems Corp. -144A* .......................................   12.625++   03/01/08      2,240,000
    12,400    FrontierVision Operating Partners, L.P. .........................   11.00      10/15/06     14,012,000
    10,000    James Cable Partners L.P. (Series B) ............................   10.75      08/15/04     10,600,000
    16,000    Rifkin Acquisition Partners L.P. ................................   11.125     01/15/06     17,880,000
                                                                                                       --------------
                                                                                                          51,452,367
                                                                                                       --------------
              Casino/Gambling (3.1%)
    22,000    Aladdin Gaming Capital Corp. (Series B) .........................   13.50++    03/01/10      8,360,000
    20,075    Argosy Gaming Co. LLC ...........................................   13.25      06/01/04     22,534,187

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       3

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $20,500    Fitzgeralds Gaming Corp. (Series B) .............................   12.25%     12/15/04    $  9,635,000
    20,100    Lady Luck Gaming Finance Corp. ..................................   11.875     03/01/01      20,376,375
    12,300    Riviera Holdings Corp. ..........................................   10.00      08/15/04      10,916,250
    12,906    Stuart Entertainment, Inc. (Series B) ...........................   12.50      11/15/04       3,291,030
                                                                                                       --------------
                                                                                                           75,112,842
                                                                                                       --------------
              Cellular Telephone (6.0%)
    28,000    American Cellular Corp. -144A* ..................................   10.50      05/15/08      29,190,000
     6,000    Centennial Cellular -144A* ......................................   10.75      12/15/08       6,465,000
    14,500    Dobson/Sygnet Communications -144A* .............................   12.25      12/15/08      15,841,250
    20,130    Dolphin Telecom PLC (United Kingdom) ............................   11.50++    06/01/08       9,058,500
    20,000    Nextel Communications, Inc. .....................................   10.65++    09/15/07      13,750,000
    17,000    Nextel Partners, Inc. -144A* ....................................   14.00++    02/01/09       8,988,750
    37,133    Price Communication Cellular Holdings ...........................   11.25+     08/15/08      35,647,500
    50,999    Triton PCS, Inc. ................................................   11.00++    05/01/08      28,431,942
                                                                                                       --------------
                                                                                                          147,372,942
                                                                                                       --------------
              Construction/Agricultural Equipment/Trucks (0.5%)
    13,350    J.B. Poindexter & Co., Inc. .....................................   12.50      05/15/04      12,949,500
                                                                                                       --------------
              Consumer Electronics/Appliances (1.4%)
    84,930    International Semi-Tech Microelectronics, Inc. (Canada)  ........   11.50++    08/15/03      11,465,550
    10,000    Salton Inc. -144A* ..............................................   10.75      12/15/05      10,212,500
    13,000    Windmere-Durable Holdings, Inc. .................................   10.00      07/31/08      11,895,000
                                                                                                       --------------
                                                                                                           33,573,050
                                                                                                       --------------
              Consumer Specialties (1.1%)
    35,000    Samsonite Corp. .................................................   10.75      06/15/08      26,600,000
                                                                                                       --------------
              Consumer/Business Services (5.0%)
    28,000    Anacomp, Inc. (Series B) ........................................   10.875     04/01/04      29,330,000
     5,900    Anacomp, Inc. (Series D) ........................................   10.875     04/01/04       6,180,250
    39,250    CEX Holdings, Inc. (Series B) ...................................   9.625      06/01/08      36,993,125
    13,000    Comforce Operating, Inc. ........................................   12.00      12/01/07      12,935,000
    10,000    Entex Information Services, Inc. -144A* .........................   12.50      08/01/06       7,150,000
    23,500    MDC Communications Corp. (Canada) ...............................   10.50      12/01/06      23,970,000
     7,283    United States Banknote Corp. ....................................   10.375     06/01/02       6,190,550
                                                                                                       --------------
                                                                                                          122,748,925
                                                                                                       --------------
              Containers/Packaging (2.4%)
    11,900    Berry Plastics Corp. ............................................   12.25      04/15/04      12,539,625
    27,081    Envirodyne Industries, Inc. .....................................   10.25      12/01/01      21,664,800
     8,000    Impac Group, Inc. (Series B) ....................................   10.125     03/15/08       8,020,000
    14,725    Packaging Resources, Inc. .......................................   11.625     05/01/03      15,424,437
                                                                                                       --------------
                                                                                                           57,648,862
                                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       4

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              Contract Drilling (0.6%)
   $34,000    Northern Offshore ASA -144A* (Norway) ...........................   10.00%     05/15/05    $ 15,640,000
                                                                                                       --------------
              Diversified Electronic Products (0.9%)
    15,450    High Voltage Engineering, Inc. ..................................   10.50      08/15/04      14,677,500
     8,000    Telecommunication Techniques Co. ................................    9.75      05/15/08       8,040,000
                                                                                                       --------------
                                                                                                           22,717,500
                                                                                                       --------------
              Diversified Manufacturing (4.4%)
    14,500    Eagle-Picher Industries, Inc. ...................................   9.375      03/01/08      14,065,000
    15,870    Interlake Corp. .................................................   12.00      11/15/01      16,881,713
    18,400    Interlake Corp. .................................................   12.125     03/01/02      18,630,000
    20,000    Jordan Industries, Inc. (Series B) ..............................   10.375     08/01/07      20,475,000
    57,338    Jordan Industries, Inc. (Series B) ..............................   11.75++    04/01/09      36,122,940
                                                                                                       --------------
                                                                                                          106,174,653
                                                                                                       --------------
              Drugstore Chains (0.4%)
    10,000    Community Distributors ..........................................   10.25      10/15/04       9,125,000
                                                                                                       --------------
              Electronic Data Processing (1.0%)
     5,875    Unisys Corp. ....................................................   11.75      10/15/04       6,704,844
    15,000    Unisys Corp. (Series B) .........................................   12.00      04/15/03      16,650,000
                                                                                                       --------------
                                                                                                           23,354,844
                                                                                                       --------------
              Electronic Distributors (0.8%)
    20,000    CHS Electronics, Inc. ...........................................   9.875      04/15/05      19,000,000
                                                                                                       --------------
              Engineering & Construction (0.4%)
    10,000    Metromedia Fiber Network -144A* .................................   10.00      11/15/08      10,400,000
                                                                                                       --------------
              Entertainment & Leisure (0.7%)
    20,850    AMF Bowling Worldwide Inc. (Series B) ...........................   10.875     03/15/06      16,471,500
                                                                                                       --------------
              Food Chains (1.4%)
     9,185    Eagle Food Centers, Inc. ........................................   8.625      04/15/00       8,909,450
    16,500    Pueblo Xtra International, Inc. .................................    9.50      08/01/03      15,840,000
     9,748    Pueblo Xtra International, Inc. (Series C) ......................    9.50      08/01/03       9,358,080
                                                                                                       --------------
                                                                                                           34,107,530
                                                                                                       --------------
              Food Distributors (1.8%)
    15,221    Fleming Companies, Inc. .........................................   10.625     12/15/01      15,601,525
     3,500    Fleming Companies, Inc. .........................................   10.50      12/01/04       3,246,250
    27,975    Fleming Companies, Inc. .........................................   10.625     07/31/07      25,667,063
                                                                                                       --------------
                                                                                                           44,514,838
                                                                                                       --------------
              Hotels/Resorts (2.0%)
    13,000    Epic Resorts LLC (Series B) .....................................   13.00      06/15/05      12,740,000
    16,000    Motels of America, Inc. (Series B) ..............................   12.00      04/15/04      11,760,000
    13,250    Premier Cruises Ltd. -144A* .....................................   11.00      03/15/08       3,511,250

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       5

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $22,568    Resort At Summerlin (Series B) ..................................   13.00+%    12/15/07    $21,439,994
                                                                                                       --------------
                                                                                                          49,451,244
                                                                                                       --------------
              Industrial Specialties (2.2%)
     9,075    Cabot Safety Corp. ..............................................   12.50      07/15/05      9,732,938
    13,500    Indesco International ...........................................    9.75      04/15/08     11,880,000
    21,963    International Wire Group, Inc. ..................................   11.75      06/01/05     23,390,595
    10,500    Outsourcing Services Group, Inc. -144A* .........................   10.875     03/01/06     10,106,250
                                                                                                       --------------
                                                                                                          55,109,783
                                                                                                       --------------
              Internet Services (0.5%)
     3,120    Verio Inc. ......................................................   10.375     04/01/05      3,221,400
     8,000    Verio Inc. -144A* ...............................................   11.25      12/01/08      8,660,000
                                                                                                       --------------
                                                                                                          11,881,400
                                                                                                       --------------
              Media Conglomerates (2.4%)
    55,000    Walt Disney Co. .................................................   13.50      03/10/00     59,586,450
                                                                                                       --------------
              Medical Specialties (1.4%)
    25,715    MEDIQ Inc./PRN Life Support .....................................   11.00      06/01/08     23,143,500
    10,000    Universal Hospital Services, Inc. ...............................   10.25      03/01/08      9,025,000
     3,000    Universal Hospital Services, Inc. -144A* ........................   10.25      03/01/08      2,587,500
                                                                                                       --------------
                                                                                                          34,756,000
                                                                                                       --------------
              Medical/Nursing Services (0.8%)
     7,500    Pediatric Services of America, Inc. (Series A) ..................   10.00      04/15/08      5,100,000
    16,500    Unison Healthcare Corp. -144A* (b) ..............................   12.25      11/01/06      5,775,000
    20,000    Vencor Operating, Inc. ..........................................   9.875      05/01/05      8,800,000
                                                                                                       --------------
                                                                                                          19,675,000
                                                                                                       --------------
              Military/Gov't/Technical (0.6%)
    15,000    Loral Space & Communications, Ltd. -144A* .......................    9.50      01/15/06     14,550,000
                                                                                                       --------------
              Office Equipment/Supplies (0.7%)
    22,000    Mosler, Inc. ....................................................   11.00      04/15/03     18,040,000
                                                                                                       --------------
              Oil/Gas Transmission (0.7%)
    16,000    Petro Stopping Centers L.P. .....................................   10.50      02/01/07     16,880,000
                                                                                                       --------------
              Oil Refining/Marketing (1.7%)
    53,800    Transamerican Refining Corp.  ...................................   16.00      06/30/03     37,391,000
     5,000    Transamerican Refining Corp. -144A* .............................   15.00+     12/01/03      4,950,000
                                                                                                       --------------
                                                                                                          42,341,000
                                                                                                       --------------
              Other Consumer Services (0.4%)
    10,000    Volume Services America -144A* ..................................   11.25      03/01/09     10,088,000
                                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       6

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              Other Telecommunications (4.9%)
   $ 20,000   Covad Communications Group, Inc. -144A* .........................   12.50%     02/15/09    $ 19,300,000
      8,085   Esprit Telecom Group PLC (United Kingdom) .......................   11.50      12/15/07       8,570,100
     17,750   Esprit Telecom Group PLC (United Kingdom) .......................   10.875     06/15/08      18,460,000
     30,000   Level 3 Communications -144A* ...................................   10.50++    12/01/08      17,175,000
     20,000   Level 3 Communications, Inc. ....................................   9.125      05/01/08      19,450,000
     12,000   Versatel Telecom BV (Netherlands) ...............................   13.25      05/15/08      12,360,000
     24,500   Versatel Telecom BV -144A* (Netherlands) ........................   13.25      05/15/08      25,235,000
                                                                                                       --------------
                                                                                                          120,550,100
                                                                                                       --------------
              Package Goods/Cosmetics (0.5%)
     11,000   J.B. Williams Holdings, Inc. ....................................   12.00      03/01/04      11,385,000
                                                                                                       --------------
              Printing/Forms (0.5%)
     13,000   Premier Graphics Inc. -144A* ....................................   11.50      12/01/05      12,577,500
                                                                                                       --------------
              Rental/Leasing Companies (0.4%)
      9,000   Neff Corp. -144A* ...............................................   10.25      06/01/08       8,797,500
                                                                                                       --------------
              Restaurants (4.2%)
    141,992   American Restaurant Group Holdings, Inc. -144A* (c)  ............    0.00      12/15/05      42,597,600
     34,207   FRD Acquisition Corp. (Series B) ................................   12.50      07/15/04      36,045,626
     20,000   Friendly Ice Cream Corp. ........................................   10.50      12/01/07      17,200,000
     25,000   Planet Hollywood International, Inc. ............................   12.00      04/01/05       7,375,000
                                                                                                       --------------
                                                                                                          103,218,226
                                                                                                       --------------
              Retail -Specialty (1.2%)
      9,000   Mrs. Fields Holdings Co. -144A* (Units)++ .......................   14.00++    12/01/05       4,500,000
     10,000   Mrs. Fields Original ............................................   10.125     12/01/04       9,500,000
     14,125   Pantry, Inc. ....................................................   10.25      10/15/07      14,690,000
                                                                                                       --------------
                                                                                                           28,690,000
                                                                                                       --------------
              Semiconductors (0.3%)
      8,000   Advanced Micro Devices, Inc. ....................................   11.00      08/01/03       8,460,000
                                                                                                       --------------
              Services to the Health Industry (0.7%)
     16,975   Unilab Corp.  ...................................................   11.00      04/01/06      17,993,500
                                                                                                       --------------
              Specialty Chemicals (0.3%)
      6,000   Octel Developments PLC (United Kingdom) .........................   10.00      05/01/06       6,255,000
                                                                                                       --------------
              Specialty Foods/Candy (0.8%)
              Specialty Foods Acquisition Corp.
    109,075   (Series B) ......................................................   13.00++    08/15/05      19,088,125
                                                                                                       --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       7

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
              Telecommunications (15.6%)
   $30,500    21st Century Telecom Group, Inc. ................................   12.25++%   02/15/08    $  9,150,000
    11,500    Birch Telecom Inc. -144A* (Units)++ .............................   14.00      06/15/08      10,522,500
    15,000    Caprock Communications Corp. (Series B) .........................   12.00      07/15/08      15,262,500
    50,875    e. Spire Communications, Inc. ...................................   13.75      07/15/07      44,770,000
    30,000    Facilicom International (Series B) ..............................   10.50      01/15/08      23,100,000
    47,000    Firstworld Communications, Inc. .................................   13.00++    04/15/08      17,625,000
    26,700    Focal Communications Corp. (Series B) ...........................   12.125++   02/15/08      14,151,000
    28,250    GST Equipment Funding, Inc. .....................................   13.25      05/01/07      28,956,250
    18,100    GST Telecommunications, Inc. -144A* .............................   10.50++    05/01/08       8,326,000
     5,000    GST Telecommunications, Inc. -144A* (Conv.) .....................   13.875++   12/15/05       4,125,000
              Hyperion Telecommunication, Inc.
    23,800    (Series A) ......................................................   13.00++    04/15/03      18,326,000
              Hyperion Telecommunication, Inc.
    23,000    (Series B) ......................................................   12.25      09/01/04      24,495,000
    56,800    In-Flight Phone Corp. (Series B)(d) .............................   14.00      05/15/02       8,236,000
     8,500    NextLink Communications, Inc. ...................................   12.50      04/15/06       9,158,750
    17,500    NextLink Communications, Inc. ...................................    9.00      03/15/08      16,581,250
    12,500    NextLink Communications, Inc. -144A* ............................   10.75      11/15/08      12,968,750
    31,250    Optel Inc. (Series B) ...........................................   11.50      07/01/08      30,781,250
    15,000    Pac-West Telecomm Inc. -144A* ...................................   13.50      02/01/09      15,000,000
     3,000    Primus Telecomm Group ...........................................   11.75      08/01/04       3,060,000
     7,000    Primus Telecomm Group -144A* ....................................   11.25      01/15/09       7,070,000
    32,900    Primus Telecommunication Group, Inc. (Series B)  ................   9.875      05/15/08      30,926,000
    17,465    Rhythms Netconnections (Series B) ...............................   13.50++    05/15/08       8,732,500
     9,000    RSL Communications PLC -144A* (United Kingdom) ..................   10.50      11/15/08       9,112,500
    11,000    Talton Holdings, Inc (Series B) .................................   11.00      06/30/07      10,010,000
                                                                                                       --------------
                                                                                                          380,446,250
                                                                                                       --------------
              Telecommunications Equipment (0.9%)
    10,500    FWT, Inc. .......................................................   9.875      11/15/07       3,150,000
    17,100    SBA Communications Corp. ........................................   12.00++    03/01/08      10,602,000
    14,000    Spectrasite Holdings, Inc. -144A* ...............................   12.00++    07/15/08       8,540,000
                                                                                                       --------------
                                                                                                           22,292,000
                                                                                                       --------------
              Wireless Communications (9.4%)
    13,500    Advanced Radio Telecommunication ................................   14.00      02/15/07       9,855,000
    10,650    AMSC Acquisition Co., Inc. (Series B) ...........................   12.25      04/01/08       5,218,500
     9,000    Arch Communications, Inc. .......................................   12.75      07/01/07       8,640,000
    65,300    CellNet Data Systems Inc. .......................................   14.00++    10/01/07      20,896,000
    30,031    Clearnet Communications Inc. (Canada) ...........................   14.75++    12/15/05      27,102,979
    11,875    Globalstar LP/Capital Corp. .....................................   11.375     02/15/04       7,481,250

                      SEE NOTES TO FINANCIAL STATEMENTS

                                       8

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

  PRINCIPAL
  AMOUNT IN                                                                      COUPON      MATURITY
  THOUSANDS                                                                       RATE         DATE         VALUE
-----------------------------------------------------------------------------------------------------------------
   $ 1,585    Globalstar LP/Capital Corp. .....................................   11.25%     06/15/04   $    1,077,800
    24,610    Globalstar LP/Capital Corp. .....................................   10.75      11/01/04       16,119,550
     7,500    Globalstar LP/Capital Corp. .....................................   11.50      06/01/05        5,137,500
     3,610    Paging Network, Inc. ............................................   8.875      02/01/06        2,960,200
    19,750    Paging Network, Inc. ............................................   10.125     08/01/07       17,083,750
    25,300    Paging Network, Inc. ............................................   10.00      10/15/08       21,694,750
    20,230    USA Mobile Communications Holdings, Inc. ........................    9.50      02/01/04       17,600,100
    18,800    USA Mobile Communications Holdings, Inc. ........................   14.00      11/01/04       19,176,000
    68,000    Winstar Communications, Inc. ....................................   14.00++    10/15/05       48,960,000
                                                                                                         --------------
                                                                                                           229,003,379
                                                                                                         --------------
              TOTAL CORPORATE BONDS
              (Identified Cost $2,635,003,458) ........................................................  2,326,255,057
                                                                                                         --------------


 NUMBER OF
 SHARES
-------------
               COMMON STOCKS (e)(0.4%)
               Casino/Gambling (0.0%)
     207,312   Fitzgeralds Gaming Corp. ........................................       103,656
                                                                                ------------------
               Clothing/Shoe/Accessory Stores (0.1%)
   2,621,192   County Seat, Inc. (c) ...........................................     1,769,305
                                                                                ------------------
               Hotels/Resorts (0.0%)
       7,500   Motels of America, Inc. -144A* ..................................         7,500
     781,421   Vagabond Inns, Inc. (Class D)(d) ................................           781
                                                                                ------------------
                                                                                         8,281
                                                                                ------------------
               Motor Vehicles (0.0%)
         709   Northern Holdings Industrial Corp. (c)* .........................         --
                                                                                ------------------
               Restaurants (0.0%)
      38,057   American Restaurant Group Holdings, Inc. -144A*  ................           381
                                                                                ------------------
               Services to the Health Industry (0.2%)
   1,692,700   Unilab Corp. ....................................................     4,549,131
                                                                                ------------------
               Specialty Foods/Candy (0.0%)
     574,725   Specialty Foods Acquisition Corp. -144A* ........................       574,726
                                                                                ------------------
               Textiles (0.1%)
   1,754,730   U.S. Leather, Inc. (c) ..........................................     2,368,885
                                                                                ------------------
               TOTAL COMMON STOCKS
               (Identified Cost $100,890,617) ..................................     9,374,365
                                                                                ------------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

 NUMBER OF
 SHARES                                                                            VALUE
--------------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.1%)
             Oil Refining/Marketing (0.0%)
   200,000   Transcontinental Refining Corp.* (Conv.)  .......................  $  136,000
   194,432   Transcontinental Refining Corp.* (Conv.)(Class B)  ..............      11,666
   106,938   Transcontinental Refining Corp.* (Conv.)(Class C)  ..............       6,416
   281,926   Transcontinental Refining Corp.* (Conv.)(Class D)  ..............      16,915
   583,295   Transcontinental Refining Corp.* (Conv.)(Class E)  ..............      34,998
                                                                              --------------
                                                                                   205,995
                                                                              --------------
             Restaurants (0.1%)
     3,699   American Restaurant Group Holdings, Inc. (Series B)  ............   3,699,000
                                                                              --------------
             TOTAL PREFERRED STOCKS
             (Identified Cost $3,904,909) ....................................   3,904,995
                                                                              --------------


  NUMBER OF                                                                     EXPIRATION
   WARRANTS                                                                        DATE
------------  ---------------------------------------------------------------- ------------  --------------
              WARRANTS (e)(0.1%)
              Aerospace (0.0%)
     9,000    Sabreliner Corp. -144A* .........................................  04/15/03          90,000
                                                                                             --------------
              Cable Television (0.0%)
    21,000    Diva Systems Corp. -144A* .......................................  03/01/08           2,765
                                                                                             --------------
              Casino/Gambling (0.0%)
   220,000    Aladdin Gaming, Inc. -144A* .....................................  03/01/10           2,270
     7,000    Fitzgeralds South Inc. -144A* ...................................  03/15/99           --
                                                                                             --------------
                                                                                                    2,270
                                                                                             --------------
              Hotels/Resorts (0.0%)
    13,000    Epic Resorts LLC -144A* .........................................  06/15/05             130
    20,000    Resort At Summerlin -144A* ......................................  12/15/07             200
                                                                                             --------------
                                                                                                      330
                                                                                             --------------
              Oil Refining/Marketing (0.0%)
    53,800    Transamerican Refining Corp. ....................................  06/30/03             538
                                                                                             --------------
              Other Telecommunications (0.1%)
    36,500    Versatel Telecom -144A* (Netherlands) ...........................  05/15/08       1,460,000
                                                                                             --------------
              Restaurants (0.0%)
     3,500    American Restaurant Group Holdings, Inc. -144A*  ................  08/15/00           --
                                                                                             --------------
              Telecommunications (0.0%)
    47,000    Firstworld Communications, Inc. -144A* ..........................  04/15/08             470
                                                                                             --------------

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS February 28, 1999 (unaudited) continued

NUMBER OF                                                                       EXPIRATION
WARRANTS                                                                           DATE           VALUE
-----------------------------------------------------------------------------------------------------------
              Wireless Communications (0.0%)
    8,750     American Mobile Satellite Corp. -144A* ..........................  04/01/08      $   21,875
                                                                                             --------------
              TOTAL WARRANTS
              (Identified Cost $507,438)....................................................    1,578,248
                                                                                             --------------

 PRINCIPAL
 AMOUNT IN                                                                    COUPON   MATURITY
 THOUSANDS                                                                     RATE      DATE
----------- ---------------------------------------------------------------- -------- ---------- --------------
            SHORT-TERM INVESTMENTS (4.5%)
            U.S. GOVERNMENT AGENCIES (f)(4.1%)
   $19,400  Federal Home Loan Banks  ........................................  4.73%   03/01/99     19,400,000
    51,600  Federal Home Loan Mortgage Corp.  ...............................  4.70    03/01/99     51,600,000
    30,000  Federal Home Loan Mortgage Corp.  ...............................  4.73    03/05/99     29,984,233
                                                                                                 --------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Amortized Cost $100,984,233)  ...........................................             100,984,233
                                                                                                 --------------
            REPURCHASE AGREEMENT (0.4%)
     9,683  The Bank of New York (dated 02/26/99
             proceeds $9,686,526)(g)
             (Identified Cost $9,682,693)  ..................................  4.75    03/01/99      9,682,693
                                                                                                 --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $110,666,926)  ..........................................             110,666,926
                                                                                                 --------------

         TOTAL INVESTMENTS
         (Identified Cost $2,850,973,348)(h)  .....................................   100.2%       2,451,779,591
         LIABILITIES IN EXCESS OF OTHER ASSETS  ...................................    (0.2)          (5,524,895)
                                                                                      --------   ---------------
         NET ASSETS  ..............................................................   100.0%      $2,446,254,696
                                                                                      ========   ===============

------------
*       Resale is restricted to qualified institutional investors.
+       Payment-in-kind security.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)     Issuer in bankruptcy.
(b)     Non-income producing security; bond in default.
(c)     Acquired through exchange offer.
(d)     Non-income producing security; issuer in bankruptcy.
(e)     Non-income producing securities.
(f) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g) Collateralized by $9,470,064 U.S. Treasury Note 6.50% due 05/31/01 valued at $9,876,347.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $50,511,974 and the aggregate gross unrealized depreciation is $449,705,731, resulting in net unrealized depreciation of $399,193,757.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $2,850,973,348).......................... $2,451,779,591
Receivable for:
  Interest.................................................     53,980,309
  Capital stock sold.......................................      4,708,731
Prepaid expenses and other assets..........................        161,253
                                                            --------------
  TOTAL ASSETS ............................................  2,510,629,884
                                                            --------------
LIABILITIES:
Payable for:
  Investments purchased....................................     53,520,208
  Dividends to shareholders................................      3,473,521
  Capital stock repurchased................................      3,356,793
  Plan of distribution fee.................................      1,271,529
  Investment management fee................................        782,355
Payable to bank............................................      1,723,209
Accrued expenses and other payables........................        247,573
                                                            --------------
  TOTAL LIABILITIES .......................................     64,375,188
                                                            --------------
  NET ASSETS .............................................. $2,446,254,696
                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital............................................ $3,722,182,264
Net unrealized depreciation................................   (399,193,757)
Accumulated undistributed net investment income ...........      5,330,029
Accumulated net realized loss..............................   (882,063,840)
                                                            --------------
  NET ASSETS .............................................. $2,446,254,696
                                                            ==============
CLASS A SHARES:
Net Assets................................................. $   67,527,875
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................     11,701,421
  NET ASSET VALUE PER SHARE ............................... $         5.77
                                                            ==============
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ........ $         6.09
                                                            ==============
CLASS B SHARES:
Net Assets................................................. $1,921,626,920
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................    333,655,711
  NET ASSET VALUE PER SHARE ............................... $         5.76
                                                            ==============
CLASS C SHARES:
Net Assets................................................. $   91,249,805
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................     15,827,493
  NET ASSET VALUE PER SHARE ............................... $         5.77
                                                            ==============
CLASS D SHARES:
Net Assets................................................. $  365,850,096
Shares Outstanding (500,000,000 authorized, $.01 par
 value)....................................................     63,395,829
  NET ASSET VALUE PER SHARE ............................... $         5.77
                                                            ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended February 28, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME ..........................  $ 152,588,818
                                           ---------------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................         33,908
Plan of distribution fee (Class B
 shares)..................................      6,799,974
Plan of distribution fee (Class C
 shares)..................................        303,185
Investment management fee.................      4,495,504
Transfer agent fees and expenses..........        863,399
Registration fees.........................        182,143
Shareholder reports and notices...........         58,293
Custodian fees............................         53,755
Professional fees.........................         30,763
Directors' fees and expenses..............          9,889
Other.....................................         18,511
                                           ---------------
  TOTAL EXPENSES .........................     12,849,324
                                           ---------------
  NET INVESTMENT INCOME ..................    139,739,494
                                           ---------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss.........................    (33,292,958)
Net change in unrealized depreciation  ...   (105,547,061)
                                           ---------------
  NET LOSS ...............................   (138,840,019)
                                           ---------------
NET INCREASE .............................  $     899,475
                                           ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE SIX      FOR THE YEAR
                                                       MONTHS ENDED         ENDED
                                                    FEBRUARY 28, 1999  AUGUST 31, 1998
--------------------------------------------------  ----------------- ---------------
                                                       (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................   $  139,739,494   $  214,852,678
Net realized loss..................................      (33,292,958)     (27,425,899)
Net change in unrealized depreciation..............     (105,547,061)    (230,215,151)
                                                    ----------------- ---------------
  NET INCREASE (DECREASE)..........................          899,475      (42,788,372)
                                                    ----------------- ---------------
DIVIDENDS FROM NET INVESTMENT INCOME:
Class A shares.....................................       (3,323,157)      (2,263,130)
Class B shares.....................................     (116,456,932)    (152,306,144)
Class C shares.....................................       (4,630,342)      (3,375,190)
Class D shares.....................................      (25,317,459)     (49,344,880)
                                                    ----------------- ---------------
  TOTAL DIVIDENDS .................................     (149,727,890)    (207,289,344)
                                                    ----------------- ---------------
Net increase from capital stock transactions  .....      346,048,810    1,997,043,217
                                                    ----------------- ---------------
  NET INCREASE ....................................      197,220,395    1,746,965,501

NET ASSETS:
Beginning of period................................    2,249,034,301      502,068,800
                                                    ----------------- ---------------
  END OF PERIOD
  (Including undistributed net investment income
  of $5,330,029 and $15,318,425, respectively) ....   $2,446,254,696   $2,249,034,301
                                                    ================= ===============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

 A. VALUATION OF INVESTMENTS-- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation;
(3) when market quotations are not readily available, including circumstances under which is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

 B. ACCOUNTING FOR INVESTMENTS-- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

 C. MULTIPLE CLASS ALLOCATIONS-- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

 D. FEDERAL INCOME TAX STATUS-- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

 E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS-- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -up to 0.25% of the average daily net assets of Class A; (ii) Class B -0.75% of the average daily net assets of Class B; and (iii) Class C -up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $56,413,131 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $14,309, $1,842,255 and $38,576, respectively and received $285,866 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 1999, aggregated $684,515,238 and $423,925,879, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1999, the Fund had transfer agent fees and expenses payable of approximately $3,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

years of service. Aggregate pension costs for the six months ended February 28, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $3,055. At February 28, 1999, the Fund had an accrued pension liability of $52,399 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                               FOR THE SIX                    FOR THE YEAR
                                                              MONTHS ENDED                        ENDED
                                                            FEBRUARY 28, 1999                AUGUST 31, 1998
                                                     ------------------------------- -------------------------------
                                                               (UNAUDITED)
                                                         SHARES          AMOUNT          SHARES          AMOUNT
                                                     -------------- ---------------  -------------- ---------------
CLASS A SHARES
Sold................................................     9,107,430    $  53,717,581      6,202,135   $   41,894,662
Reinvestment of dividends ..........................       268,062        1,572,366        157,371        1,048,292
Redeemed ...........................................    (2,656,917)     (15,630,454)    (1,669,303)     (10,859,033)
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class A .............................     6,718,575       39,659,493      4,690,203       32,083,921
                                                     -------------- ---------------  -------------- ---------------
CLASS B SHARES
Sold ...............................................    97,153,792      574,212,844    138,948,772      936,076,158
Reinvestment of dividends ..........................     7,466,036       43,766,252      8,546,591       57,074,799
Shares issued in connection with the acquisition of
 Dean Witter High Income Securities ................        --              --         214,915,122    1,469,485,599
Redeemed ...........................................   (57,527,905)    (340,441,776)   (78,167,748)    (520,016,664)
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class B .............................    47,091,923      277,537,320    284,242,737    1,942,619,892
                                                     -------------- ---------------  -------------- ---------------
CLASS C SHARES
Sold ...............................................    10,683,068       63,106,832     11,809,001       79,632,646
Reinvestment of dividends ..........................       420,711        2,467,955        275,586        1,835,966
Redeemed ...........................................    (4,480,462)     (26,499,957)    (3,646,560)     (24,328,636)
                                                     -------------- ---------------  -------------- ---------------
Net increase - Class C .............................     6,623,317       39,074,830      8,438,027       57,139,976
                                                     -------------- ---------------  -------------- ---------------
CLASS D SHARES
Sold ...............................................     6,306,883       37,319,793      2,051,764       13,876,135
Reinvestment of dividends                                2,348,593       13,796,312      3,963,509       26,652,063
Redeemed ...........................................   (10,321,503)     (61,338,938)   (11,183,022)     (75,328,770)
                                                     -------------- ---------------  -------------- ---------------
Net decrease - Class D .............................    (1,666,027)     (10,222,833)    (5,167,749)     (34,800,572)
                                                     -------------- ---------------  -------------- ---------------
Net increase in Fund ...............................    58,767,788    $ 346,048,810    292,203,218   $1,997,043,217
                                                     ============== ===============  ============== ===============

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS February 28, 1999 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $812,887,000 which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                                 AMOUNT IN THOUSANDS
-------------------------------------------------------------------------------------
    1999       2000       2001       2002       2003       2004      2005      2006
----------  ---------- ---------  ---------- ---------  --------- ---------  --------
 $293,125    $182,201    $45,084   $166,660    $50,599   $23,296    $39,319   $12,603
==========  ========== =========  ========== =========  ========= =========  ========

Due to the Fund's acquisition of Dean Witter High Income Securities, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $24,854,000 during fiscal 1998.

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

7. ACQUISITION OF DEAN WITTER HIGH INCOME SECURITIES

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income") pursuant to a plan of reorganization approved by the shareholders of High Income on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 214,915,122 Class B shares of the Fund at a net asset value of $6.84 per share for 147,149,092 shares of High Income. The net assets immediately before the acquisition were $552,658,205 for the Fund and $1,469,485,599 for High Income, including unrealized appreciation of $43,052,745. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,022,143,804.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                FOR THE SIX
                                               MONTHS ENDED              FOR THE YEAR ENDED AUGUST 31
                                               FEBRUARY 28,    -----------------------------------------------
                                                  1999++         1998++    1997*     1996     1995      1994
------------------------------------------  ------------------ --------  -------- --------   -------- --------
                                                (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ......       $ 6.16         $ 6.82   $ 6.71    $ 6.77   $ 6.83    $ 7.58
                                            ------------------ --------  -------- --------  -------- --------
Income from investment operations:
  Net investment income ...................         0.37           0.78     0.79      0.83     0.80      0.79
  Net realized and unrealized gain (loss)          (0.36)         (0.71)    0.15     (0.12)   (0.06)    (0.68)
                                            ------------------ --------  -------- --------  -------- --------
Total income from investment operations  ..         0.01           0.07     0.94      0.71     0.74      0.11
                                            ------------------ --------  -------- --------  -------- --------
Less dividends from net investment income          (0.40)         (0.73)   (0.83)    (0.77)   (0.80)    (0.86)
                                            ------------------ --------  -------- --------  -------- --------
Net asset value, end of period ............       $ 5.77         $ 6.16   $ 6.82    $ 6.71   $ 6.77    $ 6.83
                                            ================== ========  ======== ========  ======== ========
TOTAL RETURN+ .............................         0.16%(1)       0.63%   15.01%    11.07%   11.98%     0.93%
RATIOS TO AVERAGE NET ASSETS:
Expenses ..................................         0.49%(2)(3)    0.51%    0.68%     0.66%    0.79%     0.69%
Net investment income .....................        12.73%(2)(3)   11.54%   11.78%    12.27%   12.06%    10.40%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ...       $  366         $  401   $  479    $  460   $  455    $  478
Portfolio turnover rate ...................           19%(1)         66%     113%       49%      74%      127%

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued

                                                                                     FOR THE PERIOD
                                                    FOR THE SIX      FOR THE YEAR    JULY 28, 1997*
                                                    MONTHS ENDED         ENDED          THROUGH
                                                 FEBRUARY 28, 1999  AUGUST 31, 1998 AUGUST 31, 1997
-----------------------------------------------  ----------------- ---------------  ---------------
                                                    (UNAUDITED)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........       $ 6.16           $ 6.82           $ 6.83
                                                 ----------------- ---------------  ---------------
Income from investment operations:
  Net investment income ........................         0.37             0.76             0.07
  Net realized and unrealized loss .............        (0.37)           (0.71)           (0.03)
                                                 ----------------- ---------------  ---------------
Total income from investment operations  .......         --               0.05             0.04
                                                 ----------------- ---------------  ---------------
Less dividends from net investment income  .....        (0.39)           (0.71)           (0.05)
                                                 ----------------- ---------------  ---------------
Net asset value, end of period .................       $ 5.77           $ 6.16           $ 6.82
                                                 ================= ===============  ===============
TOTAL RETURN+ ..................................         0.08%(1)         0.40%            0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................         0.63%(2)(3)      0.75%            0.93%(2)
Net investment income ..........................        12.59%(2)(3)     11.30%           11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ........          $68              $31               $2
Portfolio turnover rate ........................           19%(1)           66%             113%
CLASS B SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........       $ 6.15           $ 6.82           $ 6.83
                                                 ----------------- ---------------  ---------------
Income (loss) from investment operations:
  Net investment income ........................         0.35             0.73             0.07
  Net realized and unrealized loss .............        (0.37)           (0.72)           (0.03)
                                                 ----------------- ---------------  ---------------
Total income (loss) from investment operations          (0.02)            0.01             0.04
                                                 ----------------- ---------------  ---------------
Less dividends from net investment income  .....        (0.37)           (0.68)           (0.05)
                                                 ----------------- ---------------  ---------------
Net asset value, end of period .................       $ 5.76           $ 6.15           $ 6.82
                                                 ================= ===============  ===============
TOTAL RETURN+ ..................................        (0.20)%(1)       (0.23)%           0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................         1.24%(2)(3)      1.25 %           1.42%(2)
Net investment income ..........................        11.98%(2)(3)     10.80 %          11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ........       $1,922           $1,761              $16
Portfolio turnover rate ........................           19%(1)           66 %            113%

------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, continued

                                                                                     FOR THE PERIOD
                                                    FOR THE SIX      FOR THE YEAR    JULY 28, 1997*
                                                    MONTHS ENDED         ENDED          THROUGH
                                                 FEBRUARY 28, 1999  AUGUST 31, 1998 AUGUST 31, 1997
-----------------------------------------------  ----------------- ---------------  ---------------
                                                    (UNAUDITED)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...........       $ 6.15           $ 6.82           $ 6.83
                                                 ----------------- ---------------  ---------------
Income (loss) from investment operations:
  Net investment income.........................         0.35             0.72             0.07
  Net realized and unrealized loss .............        (0.36)           (0.72)           (0.03)
                                                 ----------------- ---------------  ---------------
Total income (loss) from investment operations          (0.01)            --               0.04
                                                 ----------------- ---------------  ---------------
Less dividends from net investment income  .....        (0.37)           (0.67)           (0.05)
                                                 ----------------- ---------------  ---------------
Net asset value, end of period .................       $ 5.77           $ 6.15           $ 6.82
                                                 ================= ===============  ===============
TOTAL RETURN+ ..................................        (0.25)%(1)       (0.34)%           0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .......................................         1.34%(2)(3)      1.36 %           1.52%(2)
Net investment income ..........................        11.88%(2)(3)     10.69 %          11.18%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ........          $91              $57               $5
Portfolio turnover rate ........................           19%(1)           66 %            113%

------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                      SEE NOTES TO FINANCIAL STATEMENTS

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                           MORGAN STANLEY
John R. Haire                                           DEAN WITTER
Wayne E. Hedien                                         HIGH YIELD
Dr. Manuel H. Johnson                                   SECURITIES
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


SEMIANNUAL REPORT
FEBRUARY 28, 1999